Document and Entity Information	Oct. 15, 2026
Cover [Abstract]
Entity Registrant Name	AB Private Credit Investors Corp
Amendment Flag	false
Entity Central Index Key	0001634452
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Incorporation State Country Code	MD
Entity File Number	814-01196
Entity Tax Identification Number	81-2491356
Entity Address, Address Line One	405 Colorado Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(512)
Local Phone Number	721-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false